Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Aug. 29, 2011
(Wells Fargo Advantage Discovery Fund) | Class A
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.37%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[1]
(Wells Fargo Advantage Discovery Fund) | Administrator Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[1]
(Wells Fargo Advantage Discovery Fund) | Class C
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.12%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[1]
(Wells Fargo Advantage Discovery Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[1]
(Wells Fargo Advantage Discovery Fund) | Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.44%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	[1]
(Wells Fargo Advantage Enterprise Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.18%	[2]
(Wells Fargo Advantage Enterprise Fund) | Administrator Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[2]
(Wells Fargo Advantage Enterprise Fund) | Class C
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.08%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.93%	[2]
(Wells Fargo Advantage Enterprise Fund) | Institutional Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[2]
(Wells Fargo Advantage Enterprise Fund) | Investor Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[2]
(Wells Fargo Advantage Opportunity Fund) | Class A
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.28%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[3]
(Wells Fargo Advantage Opportunity Fund) | Administrator Class
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[3]
(Wells Fargo Advantage Opportunity Fund) | Class C
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	2.03%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	2.00%	[3]
(Wells Fargo Advantage Opportunity Fund) | Institutional Class
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[3]
(Wells Fargo Advantage Opportunity Fund) | Investor Class
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	1.32%	[3]
(Wells Fargo Advantage Emerging Growth Fund) | Class A
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	none
Other Expenses	3.98%
Total Annual Fund Operating Expenses	4.78%	[5]
Fee Waivers	(3.41%)
Total Annual Fund Operating Expenses After Fee Waiver	1.37%	[6]
(Wells Fargo Advantage Emerging Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	none
Other Expenses	3.82%
Total Annual Fund Operating Expenses	4.62%	[5]
Fee Waivers	(3.42%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[6]
(Wells Fargo Advantage Emerging Growth Fund) | Class C
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	0.75%
Other Expenses	3.98%
Total Annual Fund Operating Expenses	5.53%	[5]
Fee Waivers	(3.41%)
Total Annual Fund Operating Expenses After Fee Waiver	2.12%	[6]
(Wells Fargo Advantage Emerging Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	none
Other Expenses	3.55%
Total Annual Fund Operating Expenses	4.35%	[5]
Fee Waivers	(3.45%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[6]
(Wells Fargo Advantage Emerging Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.80%	[4]
Distribution (12b-1) Fees	none
Other Expenses	4.05%
Total Annual Fund Operating Expenses	4.85%	[5]
Fee Waivers	(3.41%)
Total Annual Fund Operating Expenses After Fee Waiver	1.44%	[6]
(Wells Fargo Advantage Equity Value Fund) | Class A
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.29%	[5]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.24%	[3]
(Wells Fargo Advantage Equity Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.13%	[5]
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[3]
(Wells Fargo Advantage Equity Value Fund) | Class B
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.04%	[5]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.99%	[3]
(Wells Fargo Advantage Equity Value Fund) | Class C
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.04%	[5]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.99%	[3]
(Wells Fargo Advantage Equity Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%	[7]
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%	[5]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[3]
(Wells Fargo Advantage Large Company Value Fund ) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	[8]
(Wells Fargo Advantage Large Company Value Fund ) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[8]
(Wells Fargo Advantage Large Company Value Fund ) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.86%	[8]
(Wells Fargo Advantage Large Company Value Fund ) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[8]
(Wells Fargo Advantage Large Company Value Fund ) | Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.77%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.18%	[8]

[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[2]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[3]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[4]	Reflects the fees charge by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[5]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[6]	Funds Management has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.
[7]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Funds invests substantially all of its assets.
[8]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed 1.10% for Class A, 1.85% for Class C, 0.85% for Administrator Class, 0.65% for Institutional Class, and 1.17% for Investor Class. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.